Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Income tax expense	Income tax expense
	2024 US$’000	2023 US$’000	2022 US$’000
Tax expense attributable to profit is made up of:
Current income tax	5,849	6,540	5,785
Others	(1,431)	(289)	893
	4,418	6,251	6,678

Reconciliation of Effective Tax Rate
The income tax expense reconciliation of the Group is as follows:

Reconciliation of effective tax rate	2024 US$’000	2023 US$’000	2022 US$’000
Profit before income tax	778,453	799,526	758,267
Tax calculated at a tax rate of 0% (2023: 0%, 2022: 0%)	—	—	—
Effect of:
- Tax on non-shipping income	5,849	6,540	5,785
- Changes in estimates related to prior years	(1,431)	(289)	893
Income tax expense	4,418	6,251	6,678